Cost of materials (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Cost of Materials
The following table shows the breakdown of the cost of materials:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Raw materials and consumables used	13,007	7,736	4,715
Costs for services purchased	2,427	2,888	1,506
Total	15,434	10,624	6,221